Members' Deficit	9 Months Ended
Sep. 30, 2020
Pre-Acquisition ZI
Class of Stock [Line Items]
Members' Deficit
Note 3 - Stockholder’s Equity
The Corporation is authorized to issue 1,000 shares of Class A Common Stock, par value $0.01 per share (“Class A Common Stock”), and 1,000 shares of class B common stock, par value $0.01 per share (“Class B Common Stock”). Under the corporation’s certificate of incorporation in effect as of November 14, 2019, all shares of Class A Common Stock and Class B Common Stock are identical. In exchange for $1.00, the Corporation has issued 100 shares of Class B common stock, all of which were held by DiscoverOrg Holdings, LLC as of December 31, 2019.

DiscoverOrg Holdings
Class of Stock [Line Items]
Members' Deficit
Note 12 - Members’ Deficit
In March 2018, certain members of the Company sold membership interests to private equity funds managed by Carlyle Partners (“Carlyle Investment”) and entered into the Third Amended and Restated Limited Liability Company Agreement (the “3rd LLC Agreement”). The 3rd LLC Agreement establishes different classes of membership units and the rights and economics related to each. All existing units of the Company were converted at the time of the Carlyle Investment to new Common and Preferred units equal to an initial investment level of one dollar per unit. Class P units were reserved for use in equity incentive programs for employees, directors, and service providers.
Class P units were subsequently granted to employees and directors directly in DiscoverOrg Holdings, LLC and through DiscoverOrg Management Holdings, LLC, which was granted units and subsequently granted units to employees. See Note 15 - Equity-Based Compensation for additional detail with respect to granted units.
Distributions to members are generally to be made in priority order, first to Series A Preferred Units up to the accrued yield of such units, then to Series A Preferred Units up to the initial investment level, then to Preferred Units up to the initial investment level, then to Common Units up to the initial investment level, and then on a ratable basis to all units, with Class P Units participating in distributions once other units have achieved a specified Return Threshold.
As of December 31, 2019, there were 96.0 million Preferred Units outstanding, 244.1 million Common Units outstanding, and 17.2 million Class P Units outstanding. As of December 31, 2018, there were 96.0 million Preferred Units outstanding, 246.0 million Common Units outstanding, and 5.7 million Class P Units outstanding. Prior to the Carlyle Investment, the Company operated under the Amended and Restated Limited Liability Company Agreement (the “Prior LLC Agreement”).
The Company has an outstanding payable as of December 31, 2019 of $0.7 million to a predecessor entity that is a current member.